Operating Lease (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Operating Lease [Abstract]
Operating lease right-of-use assets	$ 141,016
Operating lease liabilities-current	56,852
Operating lease liabilities, non-current	68,420
Total operating lease liabilities	$ 125,272
Weighted-average remaining lease term	2 years 9 months 22 days
Weighted-average discount rate	6.00%